Going concern	6 Months Ended
Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going concern

2. Going concern

For the six months ended March 31, 2025, the Group incurred net loss of US$5,278, with negative operating flows of US$4,506. As of March 31, 2025, the Group had an accumulated deficit of US$134,771, negative working capital of US$19,045. These conditions raise substantial doubt about the Group’s ability to continue as a going concern for a period of one year from the date that these unaudited interim condensed consolidated financial statements are issued.

The Group has funded its operations and capital needs primarily through the net proceeds received from capital contributions, bank borrowings and the initial public offering. To meet the cash requirements for the next 12 months from the issuance date of these unaudited interim condensed consolidated financial statements, the Group is undertaking a combination of the remediation plans:

(a) The Group is seeking an extension of liabilities including bank loans, convertible bonds and corresponding interests to be paid until the funding shortage issue is resolved.

(b) The Group is focusing on the improvement of operation efficiency, implementation of strict cost control and budget and enhancement internal controls to create synergy of the Group’s resources.

(c) The Group also plans to raise additional capital, including among others, obtaining debt and equity financing, to support its operating.

The management plan cannot alleviate the substantial doubt of the Group’s ability to continue as a going concern. There can be no assurance that the Group will be successful in achieving its strategic plans, that the Group’s future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or with acceptable terms, if at all. If the Group is unable to raise sufficient financing or events or circumstances occur such that the Group does not meet its strategic plans, or that the Group is unsuccessful in increasing its profit and reducing operating losses, it would have a material adverse effect on the Group’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives.

The accompanying unaudited interim condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the unaudited interim condensed consolidated financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.